COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum payments under non-cancelable operating leases:
2017	¥ 43,825,570
2018	18,637,336
2019	6,776,200
2020	2,777,707
2021	2,400,000
Thereafter	12,000,000
Total	86,416,813
Rental expenses	20,574,072	¥ 14,375,422	¥ 11,379,778
Capital Additions [Member]
Future minimum payments under non-cancelable operating leases:
Commitments to purchase machineries	¥ 878,794,179